Reconciles Original Presentation of Three Operating Segments to Current Presentation (Detail) (USD $) In Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2011		Jun. 30, 2010	Jun. 30, 2011		Jun. 30, 2010	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue from external customers	$ 544,232		$ 351,856	$ 1,033,418		$ 654,218
Adjusted EBITDA, as defined	147,636		84,058	271,718		138,292
Depreciation and amortization	49,232		45,202	98,137		90,235
Income from continuing operations before interest and taxes	98,404		38,856	173,581		48,057
Capital expenditures	88,483		30,551	138,733	[1]	41,894
Segment assets	1,965,665			1,965,665			1,801,238
C&PS | Original Presentation
Segment Reporting Information [Line Items]
Segment assets	1,558,878	[2]		1,558,878	[2]		1,488,755	[2]
Drilling Services | Original Presentation
Segment Reporting Information [Line Items]
Revenue from external customers	52,222		40,445	102,374		75,549
Adjusted EBITDA, as defined	13,888		8,663	26,376		14,082
Depreciation and amortization	4,790		4,644	9,539		9,102
Income from continuing operations before interest and taxes	9,098		4,019	16,837		4,980
Capital expenditures	1,696			3,242		7,364
Segment assets	166,436			166,436			170,944
Corporate | Original Presentation
Segment Reporting Information [Line Items]
Capital expenditures	76		711	467		711
Segment assets	204,772			204,772			106,524
Original Presentation
Segment Reporting Information [Line Items]
Segment assets	1,965,665			1,965,665			1,801,238
Original Presentation | Product Sales
Segment Reporting Information [Line Items]
Revenue from external customers	7,864		9,340	15,842		17,652
Adjusted EBITDA, as defined	1,863		1,250	3,077		2,812
Depreciation and amortization	486		561	1,028		1,137
Income from continuing operations before interest and taxes	1,377		689	2,049		1,675
Capital expenditures	176		18	288		104
Segment assets	35,579			35,579			35,015
Corporate | Discontinued Operations
Segment Reporting Information [Line Items]
Capital expenditures	10		18	18		104
Segment assets	23,899			23,899			25,597
Discontinued Operations | Product Sales
Segment Reporting Information [Line Items]
Revenue from external customers	(7,735)		(8,389)	(13,766)		(15,731)
Adjusted EBITDA, as defined	(1,971)		(1,283)	(3,280)		(2,957)
Depreciation and amortization	(233)		(270)	(476)		(556)
Income from continuing operations before interest and taxes	(1,738)		(1,013)	(2,804)		(2,401)
Capital expenditures	(10)		(18)	(18)		(104)
Segment assets	(23,899)			(23,899)			(25,597)
C&PS | Reclassification
Segment Reporting Information [Line Items]
Segment assets	(2,858)	[2]		(2,858)	[2]		(2,858)	[2]
Drilling Services | Reclassification
Segment Reporting Information [Line Items]
Revenue from external customers	129		951	2,076		1,921
Adjusted EBITDA, as defined	(108)		(33)	(203)		(145)
Depreciation and amortization	253		291	552		581
Income from continuing operations before interest and taxes	(361)		(324)	(755)		(726)
Capital expenditures	166			270
Segment assets	14,538			14,538			12,276
Reclassification | Product Sales
Segment Reporting Information [Line Items]
Revenue from external customers	(129)		(951)	(2,076)		(1,921)
Adjusted EBITDA, as defined	108		33	203		145
Depreciation and amortization	(253)		(291)	(552)		(581)
Income from continuing operations before interest and taxes	361		324	755		726
Capital expenditures	(166)			(270)
Segment assets	(11,680)			(11,680)			(9,418)
Drilling Services
Segment Reporting Information [Line Items]
Revenue from external customers	52,351		41,396	104,450		77,470
Adjusted EBITDA, as defined	13,780		8,630	26,173		13,937
Depreciation and amortization	5,043		4,935	10,091		9,683
Income from continuing operations before interest and taxes	8,737		3,695	16,082		4,254
Capital expenditures	1,862		4,526	3,512	[1]	7,364
Segment assets	180,974			180,974			183,220
Corporate
Segment Reporting Information [Line Items]
Adjusted EBITDA, as defined	(11,075)		(9,320)	(20,900)		(18,149)
Depreciation and amortization	604		497	1,204		989
Income from continuing operations before interest and taxes	(11,679)		(9,817)	(22,104)		(19,138)
Capital expenditures	86		729	485	[1]	815
Segment assets	228,671			228,671			132,121
C&PS
Segment Reporting Information [Line Items]
Revenue from external customers	491,881		310,460	928,968		576,748
Adjusted EBITDA, as defined	144,931		84,748	266,445		142,504
Depreciation and amortization	43,585		39,770	86,842		79,563
Income from continuing operations before interest and taxes	101,346		44,978	179,603		62,941
Capital expenditures	86,535		25,296	134,736	[1]	33,715
Segment assets	$ 1,556,020	[2]		$ 1,556,020	[2]		$ 1,485,897	[2]

[1]	For the six months ended June 30, 2011, capital expenditures of $138,733 represents actual cash invested of $149,072, less amounts accrued but not paid at December 31, 2010 of $20,017, plus amounts accrued but not paid at June 30, 2011 of $9,678.
[2]	The $2,858 represents goodwill associated with Southeast Asia.